Pensions and other post-retirement benefits - Summary of mortality assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Life expectancy at age 60 for a male currently aged 60 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	27.1	27.0	27.4
Life expectancy at age 60 for a male currently aged 60 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	25.2	25.1	25.0
Life expectancy at age 60 for a male currently aged 60 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	26.4	26.2	26.1
Life expectancy at age 60 for a male currently aged 40 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.9	28.9	29.2
Life expectancy at age 60 for a male currently aged 40 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	26.9	26.8	26.7
Life expectancy at age 60 for a male currently aged 40 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.9	28.6	28.6
Life expectancy at age 60 for a female currently aged 60 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.9	29.0	29.2
Life expectancy at age 60 for a female currently aged 60 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.2	28.1	28.1
Life expectancy at age 60 for a female currently aged 60 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	29.5	29.5	29.3
Life expectancy at age 60 for a female currently aged 40 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	30.4	30.5	30.6
Life expectancy at age 60 for a female currently aged 40 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	29.7	29.6	29.6
Life expectancy at age 60 for a female currently aged 40 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	31.7	31.7	31.6